Inventories (Predecessor) (Tables)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Inventories
Schedule of inventories by type
March 31, 2014
Bunkers	596,768
Lubricants	358,381
Victualing	83,840
Bonded stores	15,354
Communication cards	3,986
Total	1,058,329

March 31, 2013
Bunkers	1,200,591
Victualing	64,969
Bonded stores	16,924
Lubricants	418,987
Communication cards	6,770
Total	1,708,241